Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.07%
Aerospace & Defense–1.64%
Leonardo DRS, Inc.	456,136	$14,997,752
Apparel Retail–0.56%
Shoe Carnival, Inc.	231,602	5,092,928
Apparel, Accessories & Luxury Goods–1.04%
Kontoor Brands, Inc.(b)	147,381	9,451,543
Application Software–4.14%
AppFolio, Inc., Class A(b)(c)	41,646	9,157,956
Descartes Systems Group, Inc. (The) (Canada)(c)	100,169	10,100,040
Pegasystems, Inc.	123,141	8,560,762
Q2 Holdings, Inc.(c)	124,486	9,960,125
		37,778,883
Asset Management & Custody Banks–1.18%
StepStone Group, Inc., Class A(b)	205,670	10,742,144
Automotive Parts & Equipment–1.16%
Patrick Industries, Inc.(b)	124,978	10,568,140
Automotive Retail–1.06%
Murphy USA, Inc.	20,541	9,650,367
Biotechnology–4.88%
ADMA Biologics, Inc.(c)	546,644	10,845,417
Ascendis Pharma A/S, ADR (Denmark)(c)	55,226	8,607,524
CareDx, Inc.(b)(c)	533,256	9,465,294
Vaxcyte, Inc.(c)	60,065	2,268,054
Vericel Corp.(c)	225,533	10,063,283
Xenon Pharmaceuticals, Inc. (Canada)(c)	97,157	3,259,617
		44,509,189
Broadline Retail–1.85%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	145,015	16,873,945
Building Products–1.28%
Griffon Corp.	163,174	11,666,941
Cargo Ground Transportation–2.15%
Knight-Swift Transportation Holdings, Inc.(b)	166,893	7,258,177
XPO, Inc.(c)	114,663	12,335,445
		19,593,622
Commercial & Residential Mortgage Finance–2.92%
Merchants Bancorp	215,327	7,967,099
Mr. Cooper Group, Inc.(b)(c)	156,020	18,659,992
		26,627,091
Shares		Value
Construction & Engineering–0.43%
IES Holdings, Inc.(b)(c)	23,756	$3,922,353
Construction Machinery & Heavy Transportation Equipment– 1.25%
REV Group, Inc.	361,372	11,419,355
Construction Materials–1.07%
Knife River Corp.(c)	108,061	9,748,183
Electrical Components & Equipment–1.26%
EnerSys	74,183	6,793,679
Powell Industries, Inc.(b)	27,680	4,714,734
		11,508,413
Electronic Manufacturing Services–2.26%
Flex Ltd.(b)(c)	319,503	10,569,159
Sanmina Corp.(c)	131,353	10,006,472
		20,575,631
Environmental & Facilities Services–1.30%
Casella Waste Systems, Inc., Class A(c)	106,263	11,849,387
Financial Exchanges & Data–2.11%
Donnelley Financial Solutions, Inc.(c)	145,074	6,341,185
TMX Group Ltd. (Canada)	353,534	12,907,596
		19,248,781
Food Distributors–0.93%
Chefs’ Warehouse, Inc. (The)(b)(c)	156,123	8,502,458
Food Retail–1.12%
Sprouts Farmers Market, Inc.(c)	66,695	10,180,325
Health Care Equipment–1.30%
Masimo Corp.(b)(c)	71,276	11,874,582
Health Care Facilities–2.67%
Encompass Health Corp.	142,059	14,387,736
Tenet Healthcare Corp.(c)	73,859	9,934,035
		24,321,771
Health Care Services–1.29%
BrightSpring Health Services, Inc.(c)	648,137	11,724,798
Health Care Supplies–1.08%
Lantheus Holdings, Inc.(c)	100,861	9,844,034
Homefurnishing Retail–0.58%
Arhaus, Inc.(b)(c)	607,671	5,286,738
Hotels, Resorts & Cruise Lines–1.23%
Travel + Leisure Co.	242,271	11,214,725
Household Products–1.02%
WD-40 Co.(b)	38,030	9,279,320
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Independent Power Producers & Energy Traders–1.10%
Talen Energy Corp.(b)(c)	50,277	$10,038,809
Industrial Machinery & Supplies & Components–3.33%
Gates Industrial Corp. PLC(c)	463,908	8,540,546
ITT, Inc.	120,180	15,522,449
SPX Technologies, Inc.(c)	48,994	6,309,447
		30,372,442
Industrial REITs–2.21%
EastGroup Properties, Inc.	61,776	10,881,843
STAG Industrial, Inc.	257,561	9,303,103
		20,184,946
Insurance Brokers–1.05%
Baldwin Insurance Group, Inc. (The), Class A(c)	214,175	9,571,481
Investment Banking & Brokerage–4.20%
BGC Group, Inc., Class A	1,246,157	11,427,260
Piper Sandler Cos.	68,488	16,961,738
Virtu Financial, Inc., Class A	259,164	9,879,331
		38,268,329
Leisure Products–1.39%
Acushnet Holdings Corp.	184,930	12,697,294
Life Sciences Tools & Services–2.09%
Repligen Corp.(c)	71,138	9,051,599
Stevanato Group S.p.A. (Italy)	491,218	10,030,672
		19,082,271
Oil & Gas Equipment & Services–1.65%
Cactus, Inc., Class A	197,908	9,070,124
Weatherford International PLC	112,215	6,009,113
		15,079,237
Oil & Gas Exploration & Production–3.15%
Antero Resources Corp.(c)	291,608	11,792,627
Matador Resources Co.	171,596	8,766,840
Permian Resources Corp.	587,562	8,137,734
		28,697,201
Other Specialized REITs–1.31%
Gaming and Leisure Properties, Inc.	235,648	11,994,483
Paper & Plastic Packaging Products & Materials–1.22%
Graphic Packaging Holding Co.	427,402	11,095,356
Pharmaceuticals–1.79%
Axsome Therapeutics, Inc.(c)	58,490	6,821,689
Prestige Consumer Healthcare, Inc.(c)	110,393	9,490,486
		16,312,175
Property & Casualty Insurance–1.61%
Skyward Specialty Insurance Group, Inc.(c)	276,897	14,653,389
Shares		Value
Real Estate Services–0.86%
Newmark Group, Inc., Class A(b)	641,029	$7,801,323
Regional Banks–8.78%
Banc of California, Inc.(b)	815,025	11,565,205
Bancorp, Inc. (The)(c)	292,698	15,466,162
First Financial Bankshares, Inc.	47,920	1,721,286
Glacier Bancorp, Inc.	245,817	10,870,028
Pinnacle Financial Partners, Inc.	155,452	16,484,130
SouthState Corp.(b)	124,867	11,590,155
Western Alliance Bancorporation	161,293	12,392,141
		80,089,107
Research & Consulting Services–1.45%
Huron Consulting Group, Inc.(b)(c)	92,076	13,208,302
Restaurants–1.05%
Cheesecake Factory, Inc. (The)(b)	197,097	9,590,740
Semiconductors–2.59%
MACOM Technology Solutions Holdings, Inc.(c)	98,119	9,849,185
Power Integrations, Inc.	153,485	7,750,993
Silicon Laboratories, Inc.(c)	53,497	6,022,157
		23,622,335
Specialized Consumer Services–0.88%
Frontdoor, Inc.(c)	208,507	8,010,839
Specialty Chemicals–1.47%
Ashland, Inc.	109,193	6,474,053
Innospec, Inc.	73,325	6,947,544
		13,421,597
Steel–1.00%
ATI, Inc.(c)	175,170	9,114,095
Systems Software–2.30%
Commvault Systems, Inc.(c)	87,074	13,736,794
SentinelOne, Inc., Class A(b)(c)	398,476	7,244,294
		20,981,088
Trading Companies & Distributors–3.89%
Applied Industrial Technologies, Inc.	78,777	17,751,609
Core & Main, Inc., Class A(c)	197,838	9,557,554
WESCO International, Inc.	52,524	8,156,977
		35,466,140
Transaction & Payment Processing Services–0.94%
Shift4 Payments, Inc., Class A(b)(c)	105,414	8,613,378
Total Common Stocks & Other Equity Interests (Cost $702,667,760)		876,019,756
Money Market Funds–3.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	12,315,374	12,315,374
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	22,871,915	$22,871,915
Total Money Market Funds (Cost $35,187,289)		35,187,289
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $737,855,049)		911,207,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.92%
Invesco Private Government Fund, 4.34%(d)(e)(f)	25,827,985	25,827,985
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	73,736,410	$73,758,531
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,586,516)		99,586,516
TOTAL INVESTMENTS IN SECURITIES–110.85% (Cost $837,441,565)		1,010,793,561
OTHER ASSETS LESS LIABILITIES—(10.85)%		(98,918,444)
NET ASSETS–100.00%		$911,875,117
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,938,480	$22,803,591	$(13,426,697)	$-	$-	$12,315,374	$73,282
Invesco Treasury Portfolio, Institutional Class	5,457,684	42,349,527	(24,935,296)	-	-	22,871,915	134,997
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,974,826	96,398,855	(116,545,696)	-	-	25,827,985	415,081*
Invesco Private Prime Fund	119,841,333	218,106,355	(264,189,157)	-	-	73,758,531	1,116,917*
Total	$174,212,323	$379,658,328	$(419,096,846)	$-	$-	$134,773,805	$1,740,277

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$876,019,756	$—	$—	$876,019,756
Money Market Funds	35,187,289	99,586,516	—	134,773,805
Total Investments	$911,207,045	$99,586,516	$—	$1,010,793,561
Invesco Small Cap Equity Fund